Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Narrative (Detail) - USD ($) $ in Millions		12 Months Ended				36 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 03, 2018
Restructuring Cost and Reserve [Line Items]
Integration costs	[1]	$ 260	$ 317	$ 383
Restructuring charges incurred		1,400
Business Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred		45
2017-2019 Initiatives and Organizing for Growth Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred		1,100
Expected cost		$ 800
Percentage of non-cash restructuring charges expected		20.00%
2017-2019 Initiatives and Organizing for Growth Initiative [Member] | Manufacturing Plant Network Optimization [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date		$ 713
2017-2019 Initiatives and Organizing for Growth Initiative [Member] | Other Activities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date		$ 752
Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Integration costs						$ 1,000
Expected integration costs, period		3 years
Hospira [Member] | Return of Acquired Rights [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred					$ 215
Hospira [Member] | Business Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred		$ 274

[1]	Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes. In 2018, integration costs were primarily related to our acquisition of Hospira. In 2017, integration costs primarily related to our acquisitions of Hospira and Medivation, as well as a net gain of $12 million related to the settlement of the Hospira U.S. qualified defined benefit pension plan (see Note 11). In 2016, integration costs primarily related to our acquisition of Hospira and the terminated transaction with Allergan.